Private Placement (Details) - DiamondHead Holdings Corp. - Private Placement Warrants - USD ($) $ / shares in Units, $ in Millions	Jan. 28, 2021	Dec. 31, 2022	Dec. 31, 2021
Private placement
Number of warrants to purchase shares issued			5,933,333
Class A common stock
Private placement
Number of shares per warrant		1
Exercise price of warrant		$ 11.50
Private Placement
Private placement
Number of warrants to purchase shares issued	5,933,333
Price of warrants	$ 1.50
Aggregate purchase price	$ 8.9